Revenue - Schedule of Future Minimum Revenues Committed (Details) $ in Millions	Dec. 31, 2024 USD ($)
Operating lease revenue
2025	$ 2,138.7
2026	2,005.3
2027	1,853.5
2028	1,471.2
2029	1,311.7
Thereafter	5,270.8
Future minimum revenue to be received from operating leases	14,051.2
Direct financing leases
2025	180.1
2026	175.1
2027	169.9
2028	164.5
2029	157.9
Thereafter	1,144.0
Future interest income to be earned from direct financing leases	1,991.5
Total committed revenue
2025	2,318.8
2026	2,180.4
2027	2,023.4
2028	1,635.7
2029	1,469.6
Thereafter	6,414.8
Future minimum revenues receivable	$ 16,042.7